Related Party Transactions and Balances (Details) - Schedule of Related Parties	12 Months Ended
Sep. 30, 2023
Jianbo Zhang [Member]
Related Party Transaction [Line Items]
Name of related parties	Founder and ultimate controlling shareholder, CEO